Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2023
Revenues and other income
Schedule of revenues and other income

	Year ended December 31,
(in thousands of euros)	2021	2022	2023
Revenue	4,194	12,179	17,477
Total revenues	4,194	12,179	17,477
Tax credits	4,069	5,863	5,333
Subsidies	8	10	9
Other	229	762	344
Total other income	4,307	6,635	5,686
Total revenues and other income	8,501	18,814	23,163